Income Taxes - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Income taxes
Net (loss) profit before income taxes	R$ (173,657)	R$ 39,102	R$ (42,534)
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%	34.00%
Expected income tax benefit (expense) at statutory rates	R$ 59,043	R$ (13,295)	R$ 14,462
Reconciliation adjustments:
Share of profit (loss) of equity-accounted investees	(7,542)	139	(612)
Effect of presumed profit of subsidiaries	3,266	9,552	18,593
Permanent differences	(22,648)	(7,427)	(1,714)
Stock option	(12,569)	(6,986)
Other additions (exclusions), net	(3,976)	(4,305)	2,374
Income taxes - income (expense)	15,574	(22,322)	33,103
Current	(65,609)	(87,379)	(46,850)
Deferred	R$ 81,183	R$ 65,057	R$ 79,953
Effective rate	9.00%	57.10%	77.80%
Prior gross revenue used to calculate presumed profit income tax	R$ 78,000	R$ 78,000	R$ 78,000